Note 20 - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Income for the year before income taxes	$ 18,015	$ 4,458
Statutory tax rate	27.00%	27.00%
Income tax expense computed at statutory rates	$ (4,864)	$ (1,204)
Share based payments	(878)	(1,149)
Mexican inflationary adjustments	2,429	800
Differing effective tax rate on loss in foreign jurisdiction	(1,156)	(430)
Equity accounted earnings from Investment in Juanicipio	13,060	4,944
Withholding tax on planned foreign earnings repatriation	(2,921)	(793)
Unrecognized deferred tax (liabilities) assets	(7,239)	941
Impact of foreign exchange and other	1,198	(1,542)
Total income tax (expense) benefit	$ (371)	$ 1,567